Note 4 - Securities	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE
4
– SECURITIES

The amortized cost and fair value of securities as of
December 31, 2018
and
2017
are as follows:

	(in thousands)
	2018		2017
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
Obligations of states and political subdivisions	$59,585	$59,466	$67,160	$67,979
Mortgage-backed	109,000	106,924	101,454	100,463
Other	1,002	964	1,002	986

Total	$169,587	$167,354	$169,616	$169,428

A summary of unrealized gains and losses on securities at
December 31, 2018
and
2017
follows:

	(in thousands)
	2018		2017
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
Obligations of states and political subdivisions	$354	$473	$977	$158
Mortgage-backed	162	2,238	285	1,276
Other	-	38	-	16

Total	$516	$2,749	$1,262	$1,450

The amortized cost and fair value of securities at
December 31, 2018,
by contractual maturity, are shown below. Actual maturities
may
differ from contractual maturities because borrowers
may
have the right to call or prepay obligations with or without call or prepayment penalties.

	(in thousands)
	Amortized Cost	Fair value

Due in one year or less	$2,863	$2,887
Due after one year through five years	11,146	11,113
Due after five years through ten years	39,705	39,322
Due after ten years	114,871	113,068
Other securities having no maturity date	1,002	964
Total	$169,587	$167,354

Securities with a carrying value
of
$27.6
mill
ion at
December 31, 2018
and
$27.7
 million at
December 31, 2017
were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at
December 31, 2018
and
2017:

	(in thousands)
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2018	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$94	$11,074	$379	$14,636	$473	$25,710
Mortgage-backed	219	16,171	2,019	62,435	2,238	78,606
Other	-	-	38	962	38	962
Total temporarily impaired securities	$313	$27,245	$2,436	$78,033	$2,749	$105,278

	Less than 12 months		12 months or more		Total
2017	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$60	$11,951	$98	$6,193	$158	$18,144
Mortgage-backed	236	34,109	1,040	39,105	1,276	73,214
Other	-	-	16	986	16	986
Total temporarily impaired securities	$296	$46,060	$1,154	$46,284	$1,450	$92,344

There
we
re
151
 securities in an unrealized loss position at
December 31, 2018,
89
 of which were in a continuous unrealized loss position for
12
 months or more. There were
102
securities in an unrealized loss position at
December 31, 2017,
66
of which were in a continuous unrealized loss position for
12
months or more. Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition and prospects, the Corporation’s ability and intent to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of
December 31, 2018
were primarily the result of customary and expected fluctuations in the bond market. As a result, all security impairments as of
December 31, 2018
are considered to be temporary.
Gross realized gains from sale of securities, including securities call
s, amounted to
$90,000
in
2018,
$241,000
in
2017,
and
$215,000
in
2016,
with the income tax provision applicable to such gains amounting to
$19,000
in
2018,
$82,000
in
2017,
and
$73,000
in
2016.
Gross realized losses from sale of securities amounted to
$96,000
in
2018,
$243,000
in
2017,
and
$57,000
in
2016
 with related income tax effect of
$20,000
in
2018,
$83,000
in
2017
 and
$19,000
in
2016.